FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-08788

                  Templeton Russia and East European Fund, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
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               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                     ----------------

Date of fiscal year end:   03/31
                          -------

Date of reporting period:  12/31/07
                          ---------

Item 1. Schedule of Investments.


Templeton Russia and East European Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2007

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CONTENTS

Statement of Investments ....................................................  3

Notes to Statement of Investments ...........................................  5

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Russia and East European Fund, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 89.4%
    COMMERCIAL BANKS 17.0%
a,b Alliance Bank JSC, GDR, 144A ...............................................     Kazakhstan          158,000   $        790,000
    Sberbank RF ................................................................       Russia         14,231,000         60,054,820
                                                                                                                   -----------------
                                                                                                                         60,844,820
                                                                                                                   -----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 16.9%
    Sibirtelecom ...............................................................       Russia        146,940,180         17,632,822
    Southern Telecommunications Co. ............................................       Russia         63,812,635         12,634,902
    Uralsvyazinform ............................................................       Russia         59,201,000          3,774,064
    VolgaTelecom ...............................................................       Russia          3,681,235         21,608,849
    VolgaTelecom, ADR ..........................................................       Russia            407,000          4,779,162
                                                                                                                   -----------------
                                                                                                                         60,429,799
                                                                                                                   -----------------
    ELECTRIC UTILITIES 0.2%
 a  Unified Energy Systems .....................................................       Russia            438,764            576,536
                                                                                                                   -----------------
    ENERGY EQUIPMENT & SERVICES 2.7%
a,b C.A.T. oil AG, 144A ........................................................      Austria            138,000          3,020,854
a,c Integra Group Holdings, GDR, Reg S .........................................       Russia            149,700          2,485,020
  b OAO TMK, 144A ..............................................................       Russia            393,550          4,299,534
                                                                                                                   -----------------
                                                                                                                          9,805,408
                                                                                                                   -----------------
    FOOD & STAPLES RETAILING 0.3%
a,b Cherkizovo Group OJSC, GDR, 144A ...........................................       Russia             65,000            936,000
                                                                                                                   -----------------
    FOOD PRODUCTS 1.4%
  a Kernel Holding SA ..........................................................     Luxembourg          362,000          4,985,216
                                                                                                                   -----------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
    TGC-5 JSC ..................................................................       Russia        517,838,821            468,644
                                                                                                                   -----------------
    MACHINERY 0.4%
  a JSC Mashinostroitelniy Zavod ...............................................       Russia              4,240          1,462,800
                                                                                                                   -----------------
    METALS & MINING 27.6%
  a Chelyabinsk Zinc Plant .....................................................       Russia            278,000          3,120,550
    Cherepovets Mk Severstal ...................................................       Russia          1,655,300         37,740,840
a,b Eurasian Natural Resources Corp., 144A .....................................     Kazakhstan          474,208          6,053,813
    Mining and Metallurgical Co. Norilsk Nickel ................................       Russia            158,300         41,949,500
    Polyus Gold ................................................................       Russia            102,052          4,684,187
    Vsmpo-Avisma Corp. .........................................................       Russia             11,730          3,795,591
  a Yuzhno-ural Nickel .........................................................       Russia              1,100          1,540,000
                                                                                                                   -----------------
                                                                                                                         98,884,481
                                                                                                                   -----------------
    OIL, GAS & CONSUMABLE FUELS 15.5%
    Gazprom ....................................................................       Russia            524,000          7,383,160
    Gazprom, ADR ...............................................................       Russia            210,500         11,819,575
    LUKOIL, ADR ................................................................       Russia            423,800         36,467,990
                                                                                                                   -----------------
                                                                                                                         55,670,725
                                                                                                                   -----------------
    PHARMACEUTICALS 4.8%
    Egis Nyrt ..................................................................      Hungary            132,771         14,356,209
  a Veropharm ..................................................................       Russia             55,000          2,915,000
                                                                                                                   -----------------
                                                                                                                         17,271,209
                                                                                                                   -----------------


                                          Quarterly Statement of Investments | 3

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Templeton Russia and East European Fund, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    REAL ESTATE 2.5%
a,b KDD Group NV 144A ..........................................................    Netherlands          802,580   $      3,237,214
  a Open Investments ...........................................................      Russia              18,950          5,779,750
                                                                                                                   -----------------
                                                                                                                          9,016,964
                                                                                                                   -----------------
    TOTAL COMMON STOCKS (COST $84,327,821) .....................................                                        320,352,602
                                                                                                                   -----------------
    SHORT TERM INVESTMENT (COST $37,910,481) 10.6%
    MONEY MARKET FUND 10.6%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% .......   United States      37,910,481         37,910,481
                                                                                                                   -----------------
    TOTAL INVESTMENTS (COST $122,238,302) 100.0% ...............................                                        358,263,083
    OTHER ASSETS, LESS LIABILITIES 0.0% e ......................................                                            (69,857)
                                                                                                                   -----------------
    NET ASSETS 100.0% ..........................................................                                   $    358,193,226
                                                                                                                   =================

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

GDR - Global Depository Receipt

a Non-income producing for the twelve months ended December 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2007, the aggregate value of these securities was $18,337,415, representing 5.12% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2007, the value of this security was $2,485,020, representing 0.69% of net assets.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

e Rounds to less than 0.1% of net assets.


4 | See Notes to Statement of Investments. | Quarterly Statement of Investments

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Templeton Russia and East European Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Russia and East European Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                                          Quarterly Statement of Investments | 5

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Templeton Russia and East European Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. INCOME TAXES

At December 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 128,425,492
                                                                  --------------

Unrealized appreciation .......................................   $ 232,735,533
Unrealized depreciation .......................................      (2,897,942)
                                                                  --------------
Net unrealized appreciation (depreciation) ....................   $ 229,837,591
                                                                  ==============

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Russia and East European Fund, Inc.




By /s/GALEN G. VETTER
  ------------------------------------
     Galen G. Vetter
     Chief Executive Officer -
         Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/GALEN G. VETTER
  ------------------------------------
     Galen G. Vetter
     Chief Executive Officer -
        Finance and Administration
Date  February 27, 2008




By /s/LAURA FERGERSON
  ------------------------------------
      Laura Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  February 27, 2008